Benefit Plans - Summary of Amounts Included in Consolidated Statements of Operations and Consolidated Statements of Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about defined benefit plans [abstract]
Service costs	$ 3,559	$ 2,452	$ 3,214
Interest on defined benefit obligation	(13)	(39)
Pension expenses recognized in the consolidated statements of operations	3,546	2,413	3,214
Actuarial (losses) gains	(6,484)	(2,227)	4,504
Return on plan assets	4,731	(1,312)	(4,136)
Effect of limiting defined benefit asset (asset ceiling)	0	377	(367)
Gains (losses) recognized in the consolidated statements of other comprehensive income (loss)	$ (1,753)	$ (3,162)	$ 1